Trading Assets - Summary of Trading Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Total trading assets	¥ 3,140,736	¥ 2,785,016
Debt instruments [member]
Disclosure of financial assets [line items]
Total trading assets	2,732,480	2,545,703
Equity instruments [member]
Disclosure of financial assets [line items]
Total trading assets	¥ 408,256	¥ 239,313